Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	STAAR INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001011996
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR General Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the STAAR General Bond Fund (the "General Bond Fund," or the "Fund") is to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the General Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The General Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the General Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the General Bond Fund invests in a mix of U.S. government, government agency and corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The General Bond Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation ("S&P"). These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor to the Fund (the "Advisor") will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed income securities which, the Advisor believes, will generate income without compromising an emphasis on safety of principal. Additionally, under normal conditions, the Fund invests at least 40% of its net assets (including the amount of any borrowings for investment purposes) in securities issued, guaranteed, or otherwise backed by the U.S. government or U.S. government agencies, which may include Federal Deposit Insurance Corporation ("FDIC") backed certificates of deposit ("CDs"). As such, the Advisor believes that under normal conditions, the Fund will tend to produce a lower dividend yield, but a disproportionately greater degree of safety of investment principal, than funds with otherwise similar investment strategies will tend to produce.

The Fund also may gain exposure to bonds by investing in exchange traded funds ("ETFs").

Cash positions in the General Bond Fund will generally be held in one or more money market funds. The range of maturity for bonds in the Fund is any length deemed appropriate by the Advisor depending on market conditions and trends.

The Advisor is given a high degree of flexibility in choosing maturities. The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor depending on market conditions and trends. In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities. As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

The investment strategy of the General Bond Fund includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. In general, the dollar average weighted maturity of the portfolio will be between two (2) and fifteen (15) years.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction. Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the General Bond Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the "Advisor") and/or the Advisor's selection of securities may fail to produce the intended results.

Bond Market Risk: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes Risk: The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when interest rates change (the income per share could decrease when interest rates fall).

Default Risk: If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes Risk: Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities Risk: Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests.

Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the General Bond Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the General Bond Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart above, the highest return for a quarter was 4.47% (quarter ending 06/30/09) and the lowest return for a quarter was (1.88)% (quarter ending 09/30/11).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | STAAR Investment Trust - General Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITGX
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	3.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.55%
One Year	rr_ExpenseExampleYear01	$ 358
Three Years	rr_ExpenseExampleYear03	1,088
Five Years	rr_ExpenseExampleYear05	1,840
Ten Years	rr_ExpenseExampleYear10	$ 3,818
Annual Return 2009	rr_AnnualReturn2009	6.24%
Annual Return 2010	rr_AnnualReturn2010	2.79%
Annual Return 2011	rr_AnnualReturn2011	0.32%
Annual Return 2012	rr_AnnualReturn2012	4.68%
Annual Return 2013	rr_AnnualReturn2013	(0.68%)
Annual Return 2014	rr_AnnualReturn2014	(0.08%)
Annual Return 2015	rr_AnnualReturn2015	(2.02%)
Annual Return 2016	rr_AnnualReturn2016	1.58%
Annual Return 2017	rr_AnnualReturn2017	(0.06%)
Annual Return 2018	rr_AnnualReturn2018	(1.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.88%)
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	1.06%
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | After Taxes on Distributions | STAAR Investment Trust - General Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.86%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.70%)	[1]
10 Years	rr_AverageAnnualReturnYear10	0.60%	[1]
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | After Taxes on Distributions and Sales | STAAR Investment Trust - General Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.10%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.47%)	[1]
10 Years	rr_AverageAnnualReturnYear10	0.64%	[1]
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | Bloomberg Barclays Capital Intermediate Gov't/Credit Index 2 (Reflects no deductions for fees, expenses and taxes on sales)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	2.90%
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR SHORT TERM BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the STAAR Short Term Bond Fund (the "Short Term Bond Fund," or the "Fund") is to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Term Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Short Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Short Term Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Short Term Bond Fund invests, under normal conditions, in a mix of U.S. government, government agency and corporate debt instruments. These may include U.S. treasury notes or bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include senior and junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Short Term Bond Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation ("S&P"). These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor") will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed income securities which, the Advisor believes, will generate income without compromising an emphasis on safety of principal. Additionally, under normal conditions, the Fund invests at least 40% of its net assets (including the amount of any borrowings for investment purposes) in securities issued, guaranteed, or otherwise backed by the U.S. government or U.S. government agencies, which may include Federal Deposit Insurance Corporation ("FDIC") backed certificates of deposit ("CDs"). As such, the Advisor believes that under normal conditions, the Fund will tend to produce a lower dividend yield, but a disproportionately greater degree of safety of investment principal, than funds with otherwise similar investment strategies will tend to produce.

The Fund may gain exposure to bonds through investment in exchange-traded funds ("ETFs").

The Short Term Bond Fund and the Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The investment strategy of the Short Term Bond Fund includes the intent to hold most bonds to maturity and minimize trading unless dollar weighted average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. Cash positions will generally be held in one or more money market funds. Bonds will normally have a maturity of between three (3) months and five (5) years when purchased. The average dollar weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction. Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Short Term Bond Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the "Advisor") and/or the Advisor's selection of securities may fail to produce the intended results.

Bond Market Risks: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes Risk: The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when interest rates change (the income per share could decrease when interest rates fall).

Default Risks: If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes Risk: Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities Risk: Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Short Term Bond Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the Short Term Bond Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart above, the highest return for a quarter for the Short Term Bond Fund was 1.40% (quarter ending 6/30/09) and the lowest return for a quarter was (2.63)% (quarter ending 12/31/18).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITBX
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	4.73%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.00%
One Year	rr_ExpenseExampleYear01	$ 500
Three Years	rr_ExpenseExampleYear03	1,500
Five Years	rr_ExpenseExampleYear05	2,500
Ten Years	rr_ExpenseExampleYear10	$ 5,000
Annual Return 2009	rr_AnnualReturn2009	1.79%
Annual Return 2010	rr_AnnualReturn2010	0.67%
Annual Return 2011	rr_AnnualReturn2011	(0.85%)
Annual Return 2012	rr_AnnualReturn2012	2.48%
Annual Return 2013	rr_AnnualReturn2013	0.23%
Annual Return 2014	rr_AnnualReturn2014	(0.78%)
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.11%
Annual Return 2017	rr_AnnualReturn2017	(0.67%)
Annual Return 2018	rr_AnnualReturn2018	(4.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10	(0.12%)
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | After Taxes on Distributions | STAAR Investment Trust - Short Term Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.06%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.09%)	[1]
10 Years	rr_AverageAnnualReturnYear10	(0.36%)	[1]
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | After Taxes on Distributions and Sales | STAAR Investment Trust - Short Term Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.41%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.83%)	[1]
10 Years	rr_AverageAnnualReturnYear10	(0.17%)	[1]
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index (Reflects no deductions for taxes, fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	1.52%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").